EQUITY (Details 3)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share) | $ / shares	$ 1.45
Outstanding options, Number (in shares) | shares	128,000
Outstanding options, Average remaining contractual life (in years)	0 years
Exercisable options, Average Exercise price (in dollars per share) | $ / shares	$ 1.45
Exercisable options, Number (in shares) | shares	128,000
Exercisable options, Average remaining contractual life (in years)	0 years
Stock Option One [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share) | $ / shares	$ 2.3
Outstanding options, Number (in shares) | shares	94,000
Outstanding options, Average remaining contractual life (in years)	1 year 9 months 7 days
Exercisable options, Average Exercise price (in dollars per share) | $ / shares	$ 2.3
Exercisable options, Number (in shares) | shares	56,400
Exercisable options, Average remaining contractual life (in years)	1 year 9 months 7 days
Stock Option Two [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share) | $ / shares	$ 5.31
Outstanding options, Number (in shares) | shares	131,000
Outstanding options, Average remaining contractual life (in years)	2 years 7 months 20 days
Exercisable options, Average Exercise price (in dollars per share) | $ / shares	$ 5.31
Exercisable options, Number (in shares) | shares	52,400
Exercisable options, Average remaining contractual life (in years)	2 years 7 months 20 days
Stock Option Three [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share) | $ / shares	$ 1.64
Outstanding options, Number (in shares) | shares	324,000
Outstanding options, Average remaining contractual life (in years)	7 months 6 days
Exercisable options, Average Exercise price (in dollars per share) | $ / shares	$ 1.64
Exercisable options, Number (in shares) | shares	162,000
Exercisable options, Average remaining contractual life (in years)	7 months 6 days
Stock Option Four [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share) | $ / shares	$ 1.88
Outstanding options, Number (in shares) | shares	560,867
Outstanding options, Average remaining contractual life (in years)	1 year 2 months 19 days
Exercisable options, Average Exercise price (in dollars per share) | $ / shares	$ 1.88
Exercisable options, Number (in shares) | shares	0
Exercisable options, Average remaining contractual life (in years)	1 year 2 months 19 days